Consolidated subsidiaries - Description of subsidiaries and ownership interest (Details)	Dec. 31, 2018	Dec. 31, 2017
JSC Tochka
Consolidated subsidiaries
Ownership interest in associate	40.00%
Flocktory Ltd (Cyprus)
Consolidated subsidiaries
Ownership interest in joint ventures	82.00%	82.00%
Flocktory Spain S.L. (Spain)
Consolidated subsidiaries
Ownership interest in joint ventures	82.00%	82.00%
FreeAtLast LLC (Russia)
Consolidated subsidiaries
Ownership interest in joint ventures	82.00%	82.00%
JSC QIWI (Russia)
Consolidated subsidiaries
Ownership interest in subsidiaries	100.00%	100.00%
QIWI Bank JSC (Russia)
Consolidated subsidiaries
Ownership interest in subsidiaries	100.00%	100.00%
QIWI Payments Services Provider Ltd (UAE)
Consolidated subsidiaries
Ownership interest in subsidiaries	100.00%	100.00%
QIWI International Payment System LLC (USA)
Consolidated subsidiaries
Ownership interest in subsidiaries	100.00%	100.00%
Qiwi Kazakhstan LP (Kazakhstan)
Consolidated subsidiaries
Ownership interest in subsidiaries	100.00%	100.00%
JLLC OSMP BEL (Belarus)
Consolidated subsidiaries
Ownership interest in subsidiaries	51.00%	51.00%
QIWI-M S.R.L. (Moldova)
Consolidated subsidiaries
Ownership interest in subsidiaries	51.00%	51.00%
QIWI ROMANIA SRL
Consolidated subsidiaries
Ownership interest in subsidiaries	100.00%	100.00%
QIWI WALLET EUROPE SIA (Latvia)
Consolidated subsidiaries
Ownership interest in subsidiaries	100.00%	100.00%
QIWI Retail LLC (Russia)
Consolidated subsidiaries
Ownership interest in subsidiaries		100.00%
QIWI Management Services FZ-LLC (UAE)
Consolidated subsidiaries
Ownership interest in subsidiaries	100.00%	100.00%
Attenium LLC (Russia)
Consolidated subsidiaries
Ownership interest in subsidiaries	100.00%	100.00%
Postomatnye Tekhnologii LLC (Russia)
Consolidated subsidiaries
Ownership interest in subsidiaries	100.00%	100.00%
Future Pay LLC (Russia)
Consolidated subsidiaries
Ownership interest in subsidiaries	100.00%	100.00%
Qiwi Blockchain Technologies LLC (Russia)
Consolidated subsidiaries
Ownership interest in subsidiaries	100.00%	100.00%
QIWI Shtrikh LLC (Russia)
Consolidated subsidiaries
Ownership interest in subsidiaries	51.00%	51.00%
QIWI Platform LLC (Russia)
Consolidated subsidiaries
Ownership interest in subsidiaries	100.00%	100.00%
QIWI Processing LLC (Russia)
Consolidated subsidiaries
Ownership interest in subsidiaries	100.00%	100.00%